                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2005

Date of Reporting Period:  June 30, 2006

Item 1.  Reports to Stockholders

                          NAVELLIER PERFORMANCE FUNDS
                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                          [BRAIN WITH NUMBERS GRAPHIC]

         Mid Cap Growth Portfolio
   Aggressive Micro Cap Portfolio               [NAVELLIER LOGO]
        Fundamental `A' Portfolio

                                                SEMIANNUAL REPORT, June 30, 2006
                                                     NAVELLIER PERFORMANCE FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      All of our funds captured solid absolute performance for the first six months of 2006 despite a downward trend in the markets in the second quarter. The Fundamental 'A' Fund returned +11.48% versus +3.23% for the Russell 3000 Index, the Mid Cap Fund returned +6.02% versus +2.56% for the Russell Mid Cap Growth Index, and the Aggressive Micro Cap Fund returned +4.57%, slightly underperforming the Russell 2000 Growth Index's return of +6.07%. Over the longer term, the Fundamental 'A' returned an outstanding one year performance of +24.43% versus +9.56% for the Russell 3000. The Mid Cap Fund also outperformed the market over the last year, returning +16.10% while the Russell Mid Cap Growth returned +13.04%. The Aggressive Micro Cap Fund slightly underperformed its benchmark, returning 13.72% versus 14.58% for the Russell 2000 Growth.

      One would expect overall higher market returns year-to-date, as we have just finished another outstanding earnings season. The median annual earnings for the stocks in our portfolios rose 42.8%. Since our stocks' prices did not rise as much as their underlying earnings, their median price/earnings (P/E) ratio was compressed to only 19.9 times current earnings, and 15.4 times forecasted earnings. This combination of strong earnings and low current and forecasted P/E ratios is unique and indicative of fundamentally superior stocks.

[LINE GRAPH -- MID CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                                     MID CAP GROWTH
                                                        PORTFOLIO            RUSSELL MID CAP GROWTH        RUSSELL 2000 GROWTH
                                                     --------------          ----------------------        -------------------
11/26/96                                                  10000                       10000                       10000
6/30/97                                                   11385                       10884                       10790
12/31/97                                                  12965                       12066                       11582
6/30/98                                                   14404                       13498                       12214
12/31/98                                                  14560                       14222                       11725
6/30/99                                                   21569                       16240                       13228
12/31/99                                                  33049                       21516                       16777
6/30/00                                                   33771                       24130                       16983
12/31/00                                                  34250                       18988                       13014
6/30/01                                                   25965                       16527                       13019
12/31/01                                                  24954                       15162                       11814
6/30/02                                                   22489                       12175                        9764
12/31/02                                                  19257                       11008                        8238
6/30/03                                                   22100                       13070                        9830
12/31/03                                                  25287                       15709                       12237
6/30/04                                                   25554                       16641                       12932
12/31/04                                                  28930                       18140                       13987
6/30/05                                                   29663                       18448                       13486
12/31/05                                                  32484                       20333                       14569
6/30/06                                                   34438                       20854                       15454

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

          TOTAL RETURNS FOR                      RUSSELL   RUSSELL
            PERIODS ENDED                        MID CAP    2000
            JUNE 30, 2006*              FUND     GROWTH    GROWTH
  ----------------------------------   -------   -------   -------
  Six Months                             6.02%    2.56%      6.07%
  One Year                              16.10%   13.04%     14.58%
  Annualized Five Year                   5.81%    4.76%      3.49%
  Annualized Since Inception**          13.76%    7.96%      4.64%
  Value of a $10,000 investment over
   Life of Fund**                      $34,438   $20,854   $15,454
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.
  ** Inception November 26, 1996

[LINE GRAPH -- AGGRESSIVE MICRO CAP PORTFOLIO - CLASS A SHARES]

                                                  AGGRESSIVE MICRO CAP
                                                        PORTFOLIO              RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
3/17/97                                                   10000                       10000                       10000
06/30/97                                                  11432                       11168                       11146
12/31/97                                                  13276                       11988                       12377
6/30/98                                                   14090                       12642                       12987
12/31/98                                                  13289                       12135                       12062
6/30/99                                                   13856                       13691                       13181
12/31/99                                                  15254                       17364                       14626
6/30/00                                                   23288                       17578                       15071
12/31/00                                                  18888                       13470                       14185
6/30/01                                                   17246                       13475                       15156
12/31/01                                                  16141                       12228                       14536
6/30/02                                                   16714                       10106                       13853
12/31/02                                                  12480                        8526                       11559
6/30/03                                                   13912                       10175                       13626
12/31/03                                                  17553                       12665                       17021
6/30/04                                                   18140                       13385                       18172
12/31/04                                                  19209                       14477                       20140
6/30/05                                                   18287                       13958                       19888
12/31/05                                                  19887                       15079                       21056
6/30/06                                                   20795                       15994                       22784

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS FOR                      RUSSELL
             PERIODS ENDED                         2000     RUSSELL
            JUNE 30, 2006*               FUND     GROWTH     2000
  -----------------------------------   -------   -------   -------
  Six Months                              4.57%    6.07%      8.21%
  One Year                               13.72%   14.58%     14.58%
  Annualized Five Year                    3.81%    3.49%      8.50%
  Annualized Since Inception**            8.20%    5.18%      9.26%
  Value of a $10,000 investment over
   Life of Fund**                       $20,795   $15,994   $22,784
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
     predictive of future performance.
  ** Inception March 17, 1997

      However, despite the fact that we are in the best corporate earnings environment since the 1950s, and the second longest economic expansion since the Reagan era, Wall Street continues to obsess with the "wall of worry." The second quarter earnings results were excellent, and have kept the S&P 500's winning streak of at least 10% earnings growth for the past 3 1/2 years intact. The third and fourth quarter earnings for the S&P 500 are also expected to grow at least 10% for the remainder of the year.

      All this being said, the stock market refuses to appreciate as much as earnings rise, so P/E ratios continue to be compressed. Since P/E ratios are low and earnings growth remains strong, we still believe that the market has strong potential for further growth. The stock market could take off as soon as it refocuses on the underlying fundamentals and the historically low P/E ratios relative to interest rates.

      The most likely time for the stock market to make a decisive move will be after Labor Day when the Wall Street professionals return from their summer vacations. If crude oil prices are falling, or if we can get through 9/11 without too much worry, we suspect that the Wall Street pros will be in a buying mood. On the other hand, if anything is distracting Wall Street, such as rising Treasury rates, terrorist fears, or worries about the September 20 FOMC meeting, trading will likely be very tentative. Trading volume will unquestionably rise in September, and it will be interesting to see how much conviction Wall Street exhibits.

      One reason that Wall Street might be hesitant is that the Fed seems to disagree internally on just how high they should raise key interest rates. The dissenting vote at the last FOMC meeting shows that there is rare disagreement at the Fed. Chairman Bernanke believes that the Fed's past interest rate hikes have not yet fully impacted the U.S. economy. Specifically, Bernanke believes that economic growth and hopefully inflationary pressures will slow over the next few quarters without the need for additional Fed tightening.
[LINE GRAPH -- MID CAP GROWTH PORTFOLIO - CLASS A SHARES]

                                                                 FUNDAMENTAL 'A' PORTFOLIO                 RUSSELL 3000
                                                                 -------------------------                 ------------
5/02/05                                                                    10000                              10000
5/31/05                                                                    10200                              10326
6/30/05                                                                    10630                              10398
7/31/05                                                                    11320                              10825
8/31/05                                                                    11470                              10722
9/30/05                                                                    11830                              10815
10/31/05                                                                   11330                              10613
11/30/05                                                                   12130                              11027
12/31/05                                                                   11865                              11037
6/30/06                                                                    13227                              11393

                           FUNDAMENTAL 'A' PORTFOLIO

                TOTAL RETURNS FOR
                  PERIODS ENDED                             RUSSELL
                 JUNE 30, 2006*                    FUND      3000
  ---------------------------------------------   -------   -------
  Six Months                                       11.48%     3.23%
  One Year                                         24.43%     9.56%
  Since Inception**                                27.22%    11.85%
  Value of a $10,000 investment over Life of
   Fund**                                         $13,227   $11,393
  *  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not
     predictive of future performance.
  ** Inception May 2, 2005

      It appears that the Fed may have successfully engineered a "soft" economic landing, with the U.S. economy decelerating from 5.6% in the first quarter to 2.5% in the second quarter. Although, short term indicators would have us believe that the U.S. economy is showing signs of reaccelerating lately. Retail sales surged in July to the strongest level in six months. Exports are soaring, and will likely remain strong due to the weak U.S. dollar. Productivity is continuing to rise, which is good for corporate profits. The only problem with the productivity report is that labor costs are rising and could cause additional inflationary pressure, which is just another reason that some are convinced that the Fed is not yet done raising interest rates.

      As we climb this "wall of worry," investors should concentrate on controlling their own destiny, and making sure that their best defense is a strong offense. The stocks in our portfolios have been carefully selected, and are likely to continue to post much stronger earnings growth than the overall stock market. The stock market is essentially bouncing along the bottom waiting for an excuse to rally. All the stock market needs is a spark. It could be surging volume after Labor Day, good inflation news, falling oil prices, more major terrorist arrests, or the Fed decisively confirming that they are done tightening. The Fed does not want to kill the U.S. economy heading into the mid-term elections.

      We remain optimistic that with superior stock selection, we should be able to produce strong results, even during a challenging stock market environment.

Sincerely,

-s- Louis G. Navellier
LOUIS G. NAVELLIER
Chief Investment Officer/CEO

-s- Arjen Kuyper
ARJEN KUYPER
President/CEO

-s- Michael J. Borgen
MICHAEL J. BORGEN
Portfolio Manager

-s- Shawn Price
SHAWN PRICE
Portfolio Manager

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
MID CAP GROWTH PORTFOLIO

SECTOR WEIGHTINGS*:

Semiconductors                                                                    9.0
Oil/Gas                                                                           8.0
Computer Software & Services                                                      7.7
Financial Services                                                                6.6
Pharmaceuticals                                                                   5.1
Healthcare Products & Services                                                    4.6
Producer Manufacturing                                                            4.2
Telecommunications Equipment & Services                                           3.9
Retail                                                                            3.2
Steel                                                                             3.2
Medical Equipment & Supplies                                                      3.0
Gold Mining                                                                       2.9
Business Services                                                                 2.9
Consumer Products & Services                                                      2.7
Iron & Steel                                                                      2.7
Metals                                                                            2.7
Hotels & Motels                                                                   2.4
Capital Goods                                                                     2.2
Software & Programming                                                            2.0
Aerospace/Defense                                                                 1.8
Communications Equipment & Services                                               1.7
Automotive                                                                        1.7
Waste Management                                                                  1.7
Computer Storage Devices                                                          1.7
Internet Software Services                                                        1.5
Coal                                                                              1.5
Short-Term Investments                                                            1.5
Electronics                                                                       1.4
Biotechnology & Drugs                                                             1.3
Construction Services                                                             1.3
Medical Specialties                                                               1.1
Food, Beverage & Tobacco                                                          1.0
Insurance                                                                         0.9
Advertising                                                                       0.8

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
COMMON STOCKS -- 98.5%
ADVERTISING -- 0.8%
    44,400  Monster Worldwide, Inc.*      $    1,894,104
                                          --------------
AEROSPACE/DEFENSE -- 1.8%
    74,200  Rockwell Collins                   4,145,554
                                          --------------
AUTOMOTIVE -- 1.7%
    82,450  Oshkosh Truck                      3,918,024
                                          --------------
BIOTECHNOLOGY & DRUGS -- 1.3%
    57,000  Techne Corp.*                      2,902,440
                                          --------------
BUSINESS SERVICES -- 2.9%
    73,100  Global Payments, Inc.              3,549,005
    30,600  The Corporate Executive
              Board Co.                        3,066,120
                                          --------------
                                               6,615,125
                                          --------------
CAPITAL GOODS -- 2.2%
    47,000  MSC Industrial Direct Co.,
              Inc.                             2,235,790
    61,200  The Toro Company                   2,858,040
                                          --------------
                                               5,093,830
                                          --------------
COAL -- 1.5%
    61,100  Peabody Energy Corp.               3,406,325
                                          --------------
COMMUNICATIONS EQUIPMENT & SERVICES -- 1.7%
   126,057  American Tower Corp. --
              Class A*                         3,922,894
                                          --------------
COMPUTER SOFTWARE & SERVICES -- 7.7%
   111,000  Ceridian Corp.*                    2,712,840
    51,900  Intuit, Inc.*                      3,134,241
   422,600  Nuance Communications, Inc.*       4,251,356
   131,400  Red Hat, Inc.*                     3,074,760
   224,100  Western Digital Corp.*             4,439,421
                                          --------------
                                              17,612,618
                                          --------------
COMPUTER STORAGE DEVICES -- 1.7%
    74,375  SanDisk Corp.*                     3,791,638
                                          --------------
CONSTRUCTION SERVICES -- 1.3%
    31,600  Martin Marietta Materials,
              Inc.                             2,880,340
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
CONSUMER PRODUCTS & SERVICES -- 2.7%
    38,700  Brown-Forman Corp. -- Class
              B                           $    2,765,115
   140,400  CB Richard Ellis Group,
              Inc.*                            3,495,960
                                          --------------
                                               6,261,075
                                          --------------
ELECTRONICS -- 1.4%
    65,200  AMETEK, Inc.                       3,089,176
                                          --------------
FINANCIAL SERVICES -- 6.6%
    12,200  Chicago Mercantile Exchange
              Holdings, Inc.                   5,992,030
    40,875  Cullen/Frost Bankers, Inc.         2,342,138
   190,700  Hudson City Bancorp, Inc.          2,542,031
    64,200  Nasdaq Stock Market, Inc.*         1,919,580
    61,800  T. Rowe Price Group, Inc.          2,336,658
                                          --------------
                                              15,132,437
                                          --------------
FOOD, BEVERAGE, & TOBACCO -- 1.0%
    62,000  Hormel Foods Corp.                 2,302,680
                                          --------------
GOLD MINING -- 2.9%
   104,200  Glamis Gold Ltd.*                  3,945,012
    89,600  Goldcorp, Inc.                     2,707,712
                                          --------------
                                               6,652,724
                                          --------------
HEALTHCARE PRODUCTS & SERVICES -- 4.6%
    44,800  Covance, Inc.*                     2,742,656
    40,750  DaVita, Inc.*                      2,025,275
    58,100  Health Net, Inc.*                  2,624,377
    71,300  Sierra Health Services,
              Inc.*                            3,210,639
                                          --------------
                                              10,602,947
                                          --------------
HOTELS & MOTELS -- 2.4%
    89,600  Choice Hotels International,
              Inc.                             5,429,760
                                          --------------
INSURANCE -- 0.9%
    74,300  Brown & Brown, Inc.                2,171,046
                                          --------------
INTERNET SOFTWARE SERVICES -- 1.5%
    97,800  Akamai Technologies, Inc.*         3,539,382
                                          --------------
IRON & STEEL -- 2.7%
    88,900  Allegheny Technologies,
              Inc.                             6,155,436
                                          --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited) (continued)

                MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES -- 3.0%
    59,100  Intuitive Surgical, Inc.*     $    6,972,027
                                          --------------
MEDICAL SPECIALTIES -- 1.1%
    33,600  IDEXX Laboratories, Inc.*          2,524,368
                                          --------------
METALS -- 2.7%
    91,700  Cameco Corp.                       3,665,249
    69,800  Titanium Metals Corp.*             2,399,724
                                          --------------
                                               6,064,973
                                          --------------
OIL/GAS -- 8.0%
    69,200  Berry Petroleum Co. -- Class
              A                                2,293,980
    54,400  Cameron International Corp.*       2,598,688
    78,000  Denbury Resources, Inc.*           2,470,260
    40,700  Helmerich & Payne                  2,452,582
    97,150  Joy Global, Inc.                   5,060,544
    50,900  Sunoco, Inc.                       3,526,861
                                          --------------
                                              18,402,915
                                          --------------
PHARMACEUTICALS -- 5.1%
   105,900  Celgene*                           5,022,837
    39,700  Express Scripts, Inc.*             2,848,078
   110,000  Pharmaceutical Product
              Development, Inc.                3,863,200
                                          --------------
                                              11,734,115
                                          --------------
PRODUCER MANUFACTURING -- 4.2%
    61,100  ITT Industries, Inc.               3,024,450
    92,600  Pactiv Corp.*                      2,291,850
    73,300  Precision Castparts Corp.          4,380,408
                                          --------------
                                               9,696,708
                                          --------------
RETAIL -- 3.2%
   124,200  Darden Restaurants, Inc.           4,893,480
    36,700  Panera Bread Co.*                  2,467,708
                                          --------------
                                               7,361,188
                                          --------------
SEMICONDUCTORS -- 9.1%
   108,400  Broadcom Corp. -- Class A*         3,257,420
    53,000  Lam Research Corp.*                2,470,860
   332,000  LSI Logic Corp.*                   2,971,400
   153,800  MEMC Electronic Materials,
              Inc.*                            5,767,499
   122,200  National Semiconductor
              Corp.                            2,914,470
   148,600  NVIDIA Corp.*                      3,163,694
                                          --------------
                                              20,545,343
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
SOFTWARE & PROGRAMMING -- 2.0%
    40,200  Cognizant Technology
              Solutions Corp.*            $    2,708,274
    66,750  Salesforce.com, Inc.*              1,779,555
                                          --------------
                                               4,487,829
                                          --------------
STEEL -- 3.2%
   178,000  Tenaris S.A. ADR                   7,207,220
                                          --------------
TELECOMMUNICATIONS EQUIPMENT &
  SERVICES -- 3.9%
   103,900  NII Holdings, Inc. -- Class
              B*                               5,857,882
    50,900  United States Cellular
              Corp.*                           3,084,540
                                          --------------
                                               8,942,422
                                          --------------
WASTE MANAGEMENT -- 1.7%
    59,700  Stericycle, Inc.*                  3,886,470
                                          --------------
TOTAL COMMON STOCK
  (COST $179,787,626)                        225,345,133
                                          --------------
MONEY MARKET FUNDS -- 1.5%
 3,387,808  FBR Fund for Government
              Investors
              (Cost $3,387,808)                3,387,808
                                          --------------
TOTAL INVESTMENTS -- 100.0%
  (COST $183,175,434)                        228,732,941
Other Assets in Excess of
  Liabilities -- 0.0%                             61,963
                                          --------------
NET ASSETS -- 100.0%                      $  228,794,904
                                          ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
AGGRESSIVE MICRO CAP PORTFOLIO

SECTOR WEIGHTINGS*:

Computer Software & Services                                                     15.2
Oil/Gas                                                                          10.6
Commercial Services                                                               6.4
Producer Manufacturing                                                            5.4
Healthcare Products & Services                                                    4.9
Semiconductors                                                                    4.4
Telecommunications Equipment & Services                                           3.8
Medical Devices                                                                   3.8
Biotechnology & Drugs                                                             3.5
Financial Services                                                                3.5
Electronic Instruments & Controls                                                 3.1
Food, Beverage, & Tobacco                                                         2.5
Personal Services                                                                 2.4
Regional Banks & Thrifts                                                          2.3
Consumer Products & Services                                                      2.2
Metals                                                                            2.1
Retail                                                                            2.0
Oil Field Machinery & Equipment                                                   1.9
Medical Specialties                                                               1.9
Computer Storage Devices                                                          1.8
Retirement/Aged Care                                                              1.7
Communications Equipment                                                          1.6
Building & Construction                                                           1.6
Business Services                                                                 1.2
Advertising                                                                       1.2
Recreational Activities                                                           1.1
Wire & Cable Products                                                             1.0
Scientific & Technical Instruments                                                1.0
Engineering Services                                                              1.0
E-Commerce                                                                        1.0
Insurance                                                                         0.9
Aerospace/Defense                                                                 0.9
Airlines                                                                          0.8
Recycling                                                                         0.8
Short-Term Investments                                                            0.4

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
COMMON STOCKS -- 100.0%
ADVERTISING -- 1.2%
     9,300  Daktronics, Inc.               $      268,491
                                           --------------
AEROSPACE/DEFENSE -- 0.9%
     4,700  United Industrial Corp.               212,675
                                           --------------
AIRLINES -- 0.9%
    22,715  World Air Holdings, Inc.*             195,122
                                           --------------
BIOTECHNOLOGY & DRUGS -- 3.5%
    26,625  BioMarin Pharmaceutical,
              Inc.*                               382,601
    14,820  New River Pharmaceuticals,
              Inc.*                               422,370
                                           --------------
                                                  804,971
                                           --------------
BUILDING & CONSTRUCTION -- 1.6%
    11,320  Drew Industries, Inc.*                366,768
                                           --------------
BUSINESS SERVICES -- 1.2%
     5,205  Chemed Corp.                          283,829
                                           --------------
COMMERCIAL SERVICES -- 6.4%
     6,025  Administaff, Inc.                     215,755
    18,925  Hub Group, Inc. -- Class A*           464,229
    15,975  Mac-Gray Corp.*                       197,291
     6,775  Ritchie Bros. Auctioneers,
              Inc.                                360,295
     6,035  Steiner Leisure Ltd.*                 238,564
                                           --------------
                                                1,476,134
                                           --------------
COMMUNICATIONS EQUIPMENT -- 1.6%
    14,050  SBA Communications Corp.*             367,267
                                           --------------
COMPUTER SOFTWARE & SERVICES -- 15.3%
    25,345  Ansoft Corp.*                         519,065
     4,535  ANSYS, Inc.*                          216,864
    25,375  Aspen Technology, Inc.*               332,920
     6,250  Bankrate, Inc.*                       236,000
    15,000  Blackbaud, Inc.                       340,499
    14,300  Concur Technologies, Inc.*            221,221
     5,925  Intergraph Corp.*                     186,578
    45,225  Nuance Communications, Inc.*          454,963
     6,935  Quality Systems, Inc.                 255,347
     6,250  Rackable Systems, Inc.*               246,813
     7,850  SPSS, Inc.*                           252,299
    10,630  TALX Corp.                            232,478
                                           --------------
                                                3,495,047
                                           --------------

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
COMPUTER STORAGE DEVICES -- 1.8%
     9,135  Komag, Inc.*                   $      421,854
                                           --------------
CONSUMER PRODUCTS & SERVICES -- 2.2%
     2,600  Hansen Natural Corp.*                 494,962
                                           --------------
E-COMMERCE -- 1.0%
    11,150  Click Commerce, Inc.*                 219,990
                                           --------------
ELECTRONIC INSTRUMENTS & CONTROLS -- 3.1%
     4,825  Ceradyne, Inc.*                       238,789
    10,255  The Lamson & Sessions Co.*            290,832
    11,125  Vicor Corp.                           184,341
                                           --------------
                                                  713,962
                                           --------------
ENGINEERING SERVICES -- 1.0%
    12,100  Infrasource Services, Inc.*           220,341
                                           --------------
FINANCIAL SERVICES -- 3.5%
     7,400  Cash America International,
              Inc.                                236,800
    13,600  First Cash Financial
              Services, Inc.*                     268,600
     9,800  United PanAm Financial Corp.*         297,920
                                           --------------
                                                  803,320
                                           --------------
FOOD, BEVERAGE & TOBACCO -- 2.5%
    20,650  National Beverage Corp.               296,328
    14,475  Perdigao S.A. ADR                     277,920
                                           --------------
                                                  574,248
                                           --------------
HEALTHCARE PRODUCTS & SERVICES -- 5.0%
     7,170  Haemonetics Corp.*                    333,477
    10,575  Healthcare Services Group,
              Inc.                                221,546
    12,925  Psychiatric Solutions, Inc.*          370,431
     7,545  Sunrise Senior Living, Inc.*          208,619
                                           --------------
                                                1,134,073
                                           --------------
INSURANCE -- 0.9%
     6,675  PICO Holdings, Inc.*                  215,269
                                           --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited) (continued)

AGGRESSIVE MICRO CAP PORTFOLIO
---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
MEDICAL DEVICES -- 3.8%
    10,700  Abaxis, Inc.*                  $      239,359
    13,600  Candela Corp.*                        215,696
     7,100  Neurometrix, Inc.*                    216,266
     7,950  Vital Images, Inc.*                   196,365
                                           --------------
                                                  867,686
                                           --------------
MEDICAL SPECIALTIES -- 1.9%
     8,050  LCA-Vision, Inc.                      425,926
                                           --------------
METALS -- 2.1%
    14,175  Titanium Metals Corp.*                487,337
                                           --------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.9%
    17,350  Bolt Technology Corp.*                209,415
     3,650  Lufkin Industries, Inc.               216,919
                                           --------------
                                                  426,334
                                           --------------
OIL/GAS -- 10.6%
     9,812  Atlas America, Inc.*                  439,675
     8,350  ATP Oil & Gas Corp.*                  350,116
    15,750  Berry Petroleum Co. -- Class
              A                                   522,112
     2,575  Crosstex Energy, Inc.                 244,831
    30,250  FieldPoint Petroleum Corp.*           140,965
     3,625  Giant Industries, Inc.*               241,244
    10,700  Parallel Petroleum Corp.*             264,397
    11,725  Resource America, Inc. --
              Class A                             223,361
                                           --------------
                                                2,426,701
                                           --------------
PERSONAL SERVICES -- 2.5%
     9,050  Nutri/System, Inc.*                   562,277
                                           --------------
PRODUCER MANUFACTURING -- 5.4%
     5,000  Cleveland-Cliffs, Inc.                396,450
    10,405  Gehl Co.*                             265,640
     7,840  Raven Industries, Inc.                246,960
    11,875  Sterling Construction Co.,
              Inc.*                               327,750
                                           --------------
                                                1,236,800
                                           --------------
RECREATIONAL ACTIVITIES -- 1.1%
     7,090  Vail Resorts, Inc.*                   263,039
                                           --------------
RECYCLING -- 0.8%
     4,225  Aleris International, Inc.*           193,716
                                           --------------
REGIONAL BANKS & THRIFTS -- 2.3%
     3,125  First Regional Bancorp*               275,000
     4,675  Preferred Bank                        250,627
                                           --------------
                                                  525,627
                                           --------------

---------------------------------------------------------
  Shares                                    Market Value
---------------------------------------------------------
---------------------------------------------------------
RETAIL -- 2.0%
    25,220  Retail Ventures, Inc.*         $      449,420
                                           --------------
RETIREMENT/AGED CARE -- 1.7%
    12,145  American Retirement Corp.*            397,992
                                           --------------
SCIENTIFIC & TECHNICAL INSTRUMENTS -- 1.0%
     5,725  MTS Systems Corp.                     226,195
                                           --------------
SEMICONDUCTORS -- 4.5%
     8,275  Diodes, Inc.*                         342,916
     6,525  Netlogic Microsystems, Inc.*          210,431
    11,675  Supertex, Inc.*                       466,300
                                           --------------
                                                1,019,647
                                           --------------
TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 3.8%
    29,125  Dobson Communications Corp.*          225,136
    15,750  NICE Systems Ltd. ADR*                443,205
    19,750  UbiquiTel, Inc.*                      204,215
                                           --------------
                                                  872,556
                                           --------------
WIRE & CABLE PRODUCTS -- 1.0%
     6,850  General Cable Corp.*                  239,750
                                           --------------
TOTAL COMMON STOCKS
  (COST $17,236,559)                           22,889,326
                                           --------------
MONEY MARKET FUNDS -- 0.4%
    98,964  FBR Fund for Government
              Investors
              (Cost $98,964)                       98,964
                                           --------------
TOTAL INVESTMENTS -- 100.4%
  (COST $17,335,523)                           22,988,290
Liabilities in Excess of Other
  Assets -- (0.4)%                                (86,063)
                                           --------------
NET ASSETS -- 100.0%                       $   22,902,227
                                           ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)
FUNDAMENTAL 'A' PORTFOLIO

SECTOR WEIGHTINGS*:
(SECTOR WEIGHTINGS GRAPH)

Oil/Gas                                                                          34.5
Financial Services                                                                5.8
Electronic Instruments & Controls                                                 5.5
Producer Manufacturing                                                            5.4
Electrical Equipment                                                              3.6
Electric Services                                                                 3.5
Apparel                                                                           3.5
Paper & Related Products                                                          3.4
Retail                                                                            3.2
Building Materials & Products                                                     3.2
Biotechnology & Drugs                                                             3.1
Bank & Financial                                                                  3.0
Metals                                                                            2.9
Short-Term Investments                                                            2.8
Miscellaneous Fabricated Products                                                 2.7
Computer Software & Services                                                      2.6
Steel                                                                             2.3
Personal Services                                                                 2.1
Machinery & Equipment                                                             2.1
Transportation                                                                    1.9
Telecommunications Equipment & Services                                           1.9
Waste Management                                                                  1.2

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
COMMON STOCKS -- 95.1%
APPAREL -- 3.4%
    25,735  The Gymboree Corp.*           $      894,549
                                          --------------
BANK & FINANCIAL -- 3.0%
    12,840  Greenhill & Co., Inc.                780,158
                                          --------------
BIOTECHNOLOGY & DRUGS -- 3.1%
    20,850  ImClone Systems, Inc.*               805,644
                                          --------------
BUILDING MATERIALS & PRODUCTS -- 3.1%
    14,271  Cemex S.A. de C.V. ADR*              813,019
                                          --------------
COMPUTER SOFTWARE & SERVICES -- 2.6%
     1,607  Google, Inc.*                        673,863
                                          --------------
ELECTRIC SERVICES -- 3.4%
    39,880  Avista Corp.                         910,460
                                          --------------
ELECTRICAL EQUIPMENT -- 3.5%
    13,330  WESCO International, Inc.*           919,770
                                          --------------
ELECTRONIC INSTRUMENTS & CONTROLS -- 5.4%
     6,180  Garmin Ltd.                          651,619
    27,365  The Lamson & Sessions Co.*           776,072
                                          --------------
                                               1,427,691
                                          --------------
FINANCIAL SERVICES -- 5.6%
    54,200  Ocwen Financial Corp.*               688,882
     5,296  The Goldman Sachs Group,
              Inc.                               796,677
                                          --------------
                                               1,485,559
                                          --------------
MACHINERY AND EQUIPMENT -- 2.0%
    17,205  DXP Enterprises, Inc.*               534,559
                                          --------------
METALS -- 2.8%
    19,725  Ladish Co., Inc.*                    739,096
                                          --------------
MISCELLANEOUS FABRICATED PRODUCTS -- 2.6%
    19,420  Encore Wire Corp.*                   697,955
                                          --------------

--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
OIL/GAS -- 33.8%
     7,975  BG Group plc                  $      533,368
    13,885  Dril-Quip, Inc.*                   1,144,678
    17,635  Energy Transfer Partners,
              L.P.                               787,403
    24,878  Frontier Oil Corp.                   806,047
    11,800  Grant Prideco, Inc.*                 528,050
    17,896  Joy Global, Inc.                     932,203
     6,420  Occidental Petroleum Corp.           658,371
    15,520  Oil States International,
              Inc.*                              532,026
    21,875  Precision Drilling Trust             726,250
    12,045  Unit Corp.*                          685,240
    11,815  Valero Energy Corp.                  785,934
    15,375  W-H Energy Services, Inc.*           781,511
                                          --------------
                                               8,901,081
                                          --------------
PAPER AND RELATED PRODUCTS -- 3.3%
    16,804  Aracruz Celulose S.A. ADR            880,866
                                          --------------
PERSONAL SERVICES -- 2.1%
    13,650  Herbalife Ltd. ADR*                  544,635
                                          --------------
PRODUCER MANUFACTURING -- 5.3%
    69,200  PolyOne Corp.*                       607,576
    26,025  PW Eagle, Inc.                       786,996
                                          --------------
                                               1,394,572
                                          --------------
RETAIL -- 3.1%
    14,320  The Pantry, Inc.*                    823,973
                                          --------------
STEEL -- 2.3%
    10,850  NS Group, Inc.*                      597,618
                                          --------------
TELECOMMUNICATIONS EQUIPMENT
  AND SERVICES -- 1.8%
    14,364  America Movil S.A. de C.V.
              ADR                                477,747
                                          --------------
TRANSPORTATION -- 1.8%
    18,650  Air Methods Corp.*                   488,257
                                          --------------
WASTE MANAGEMENT -- 1.1%
    48,475  Home Solutions of America,
              Inc.*                              299,091
                                          --------------
TOTAL COMMON STOCKS
  (COST $25,333,013)                          25,090,163
                                          --------------
MONEY MARKET FUNDS -- 2.7%
   714,663  FBR Fund for Government
              Investors
              (Cost $714,663)                    714,663
                                          --------------

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited) (continued)

               FUNDAMENTAL 'A' PORTFOLIO
--------------------------------------------------------
  Shares                                   Market Value
--------------------------------------------------------
TOTAL INVESTMENTS -- 97.8%
  (COST $26,047,676)                      $   25,804,826
Other Assets in Excess of
  Liabilities -- 2.2%                            590,851
                                          --------------
NET ASSETS -- 100.0%                      $   26,395,677
                                          ==============

------------------------------

* Non-income producing.

ADR -- American Depositary Receipts

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

                                                          MID CAP        AGGRESSIVE
                                                           GROWTH        MICRO CAP      FUNDAMENTAL 'A'
                                                         PORTFOLIO       PORTFOLIO         PORTFOLIO
 ASSETS
   Securities at Cost...............................    $183,175,434    $ 17,335,523      $26,047,676
                                                        ------------    ------------      -----------
   Securities at Value (Note 1).....................    $228,732,941    $ 22,988,290      $25,804,826
   Investment Income Receivable (Note 1)............          50,938           3,113           32,129
   Receivable for Shares Sold.......................         489,682           3,223          658,164
   Receivable from Adviser..........................              --             101               --
   Other Assets.....................................          22,213          13,164           16,472
                                                        ------------    ------------      -----------
     Total Assets...................................     229,295,774      23,007,891       26,511,591
                                                        ------------    ------------      -----------
 LIABILITIES
   Investment Advisory Fee Payable (Note 2).........         136,117              --            3,258
   Administrative Fee Payable (Note 2)..............           1,816             457              512
   Payable for Shares Redeemed......................         273,695          68,981           74,681
   Distribution Fees Payable (Note 3)...............           3,297             457              512
   Trustee Fees Payable.............................           4,167           4,167            4,167
   Professional Fees................................           9,250          10,500            9,500
   Other Liabilities................................          72,528          21,102           23,284
                                                        ------------    ------------      -----------
     Total Liabilities..............................         500,870         105,664          115,914
                                                        ------------    ------------      -----------
 NET ASSETS.........................................    $228,794,904    $ 22,902,227      $26,395,677
                                                        ============    ============      ===========
 NET ASSETS CONSIST OF:
   Paid-in Capital..................................    $219,816,858    $ 43,081,047      $27,476,883
   Accumulated Net Investment (Income) Loss.........          25,036        (124,725)         (26,077)
   Accumulated Net Realized Loss on Investments.....     (36,604,497)    (25,706,862)        (812,279)
   Net Unrealized Appreciation (Depreciation) of
     Investments....................................      45,557,507       5,652,767         (242,850)
                                                        ------------    ------------      -----------
 NET ASSETS.........................................    $228,794,904    $ 22,902,227      $26,395,677
                                                        ============    ============      ===========
 PRICING OF REGULAR CLASS SHARES
 Net assets attributable to Regular Class shares....    $166,064,197    $ 22,902,227      $26,395,677
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par
   value)...........................................       5,354,853         769,553        1,998,649
 Net asset value, offering and redemption price per
   share............................................    $      31.01    $      29.76      $     13.21
 PRICING OF I CLASS SHARES
 Net assets attributable to I Class shares..........    $ 62,730,707    $         --      $        --
 Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par
   value)...........................................       1,974,312              --               --
 Net asset value, offering and redemption price per
   share............................................    $      31.77    $         --      $        --

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2006 (Unaudited)

                                                            MID CAP      AGGRESSIVE
                                                            GROWTH       MICRO CAP     FUNDAMENTAL 'A'
                                                           PORTFOLIO     PORTFOLIO        PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1)..................................    $    89,221    $   10,978      $    17,679
   Dividends (A) (Note 1).............................      1,368,797        48,614           60,062
                                                          -----------    ----------      -----------
     Total Investment Income..........................      1,458,018        59,592           77,741
                                                          -----------    ----------      -----------
 EXPENSES
   Investment Advisory Fee (Note 2)...................        966,545       103,910           58,528
   Distribution Plan Fees -- Regular Class (Note 3)...        209,857        30,926           17,419
   Administrative Fee (Note 2)........................        115,064        30,926           17,419
   Transfer Agent Fees
     Regular Class....................................         76,202        22,065            9,299
     I Class..........................................         33,864            --               --
   Accounting and Pricing Fees........................         47,512        42,512           42,512
   Shareholder Reports and Notices....................         12,634        10,167            9,753
   Custodian Fees.....................................         79,167        12,627           13,195
   Trustees' Fees and Expenses (Note 2)...............          8,333         8,333            8,333
   Legal Expense......................................          7,500         7,500            7,500
   Registration Fees
     Regular Class....................................          8,571        10,075            4,984
     I Class..........................................         10,337            --               --
   Audit Fees.........................................          8,000         8,000            6,500
   Compliance Fees....................................          6,350           700              260
   Pricing Expense....................................            954           991              663
   Other Expenses.....................................         14,687         6,030            1,239
                                                          -----------    ----------      -----------
     Total Expenses...................................      1,605,577       294,762          197,604
     Less Expenses Waived and/or Reimbursed by
       Investment Adviser (Note 2)....................       (172,595)     (110,445)         (93,786)
                                                          -----------    ----------      -----------
       Net Expenses...................................      1,432,982       184,317          103,818
                                                          -----------    ----------      -----------
 NET INVESTMENT INCOME (LOSS).........................         25,036      (124,725)         (26,077)
                                                          -----------    ----------      -----------
 Net Realized Gain (Loss) on Investments..............     12,206,003       675,624         (732,073)
 Change in Net Unrealized Appreciation/Depreciation of
   Investments........................................       (159,699)      392,027         (411,306)
                                                          -----------    ----------      -----------
 NET GAIN (LOSS) ON INVESTMENTS.......................     12,046,304     1,067,651       (1,143,379)
                                                          -----------    ----------      -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS.........................................    $12,071,340    $  942,926      $(1,169,456)
                                                          ===========    ==========      ===========
 -----------------------------------------------------

 (A) Net of foreign tax withholding of:................    $     1,597    $    1,634     $       709

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          AGGRESSIVE MICRO CAP
                                         MID CAP GROWTH PORTFOLIO              PORTFOLIO              FUNDAMENTAL 'A' PORTFOLIO
                                        FOR THE SIX      FOR THE       FOR THE SIX      FOR THE       FOR THE SIX      FOR THE
                                       MONTHS ENDED     YEAR ENDED    MONTHS ENDED     YEAR ENDED    MONTHS ENDED    PERIOD ENDED
                                       JUNE 30, 2006   DECEMBER 31,   JUNE 30, 2006   DECEMBER 31,   JUNE 30, 2006   DECEMBER 31,
                                        (UNAUDITED)        2005        (UNAUDITED)        2005        (UNAUDITED)       2005*
                                       -------------   ------------   -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss).......  $     25,036    $(1,325,668)    $  (124,725)   $  (260,457)    $   (26,077)    $    2,791
  Net Realized Gain (Loss) on
    Investment Transactions..........    12,206,003     27,763,168         675,624      1,241,156        (732,073)       (80,206)
  Change in Net Unrealized
    Appreciation/ Depreciation of
    Investments......................      (159,699)    (3,473,597)        392,027       (434,315)       (411,306)       168,456
                                       ------------    ------------    -----------    -----------     -----------     ----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.....................    12,071,340     22,963,903         942,926        546,384      (1,169,456)        91,041
                                       ------------    ------------    -----------    -----------     -----------     ----------
 DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income:
    Regular Class....................            --             --              --             --              --         (2,791)
                                       ------------    ------------    -----------    -----------     -----------     ----------
 FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares:
      Regular Class..................    31,190,800     19,244,434       4,283,838      1,769,466      30,724,396      2,685,616
      I Class........................    12,794,144     13,312,482              --             --              --             --
  Reinvested Distributions
      Regular Class..................            --             --              --             --              --          2,575
  Cost of Shares Redeemed:**
      Regular Class..................   (21,375,221)   (46,806,551)     (5,563,802)    (7,694,788)     (5,435,584)      (500,120)
      I Class........................    (9,449,160)   (15,042,388)             --             --              --             --
                                       ------------    ------------    -----------    -----------     -----------     ----------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions...................    13,160,563    (29,292,023)     (1,279,964)    (5,925,322)     25,288,812      2,188,071
                                       ------------    ------------    -----------    -----------     -----------     ----------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS.........................    25,231,903     (6,328,120)       (337,038)    (5,378,938)     24,119,356      2,276,321
 NET ASSETS -- Beginning of Period...   203,563,001    209,891,121      23,239,265     28,618,203       2,276,321             --
                                       ------------    ------------    -----------    -----------     -----------     ----------
 NET ASSETS -- End of Period.........  $228,794,904    $203,563,001    $22,902,227    $23,239,265     $26,395,677     $2,276,321
                                       ============    ============    ===========    ===========     ===========     ==========
 ACCUMULATED NET INVESTMENT INCOME
  (LOSS).............................  $     25,036    $        --     $  (124,725)   $        --     $   (26,077)    $       --
                                       ============    ============    ===========    ===========     ===========     ==========
 SHARES
  Sold:
      Regular Class..................       979,425        715,128         141,564         67,035       2,241,308        235,037
      I Class........................       392,715        490,270              --             --              --             --
  Reinvested
      Regular Class..................            --             --              --             --              --            217
  Redeemed:
      Regular Class..................      (673,535)    (1,756,319)       (188,688)      (291,578)       (434,807)       (43,106)
      I Class........................      (286,951)      (551,181)             --             --              --             --
                                       ------------    ------------    -----------    -----------     -----------     ----------
    Net Increase (Decrease) in
      Shares.........................       411,654     (1,102,102)        (47,124)      (224,543)      1,806,501        192,148
                                       ============    ============    ===========    ===========     ===========     ==========
 -----------------------------------

  * From Commencement of Operations May 2, 2005.
 ** Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended June 30, 2006, these fees were $8,707, $2,230, $542 and $47,453 for the Mid Cap Growth Portfolio -- Regular Class, Mid Cap Growth Portfolio -- I Class, Aggressive Micro Cap Portfolio and Fundamental 'A' Portfolio, respectively.

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MID CAP GROWTH PORTFOLIO
                                                                      REGULAR CLASS
                                        -------------------------------------------------------------------------
                                         FOR THE SIX
                                        MONTHS ENDED                 FOR THE YEARS ENDED DECEMBER 31,
                                        JUNE 30, 2006    --------------------------------------------------------
                                         (UNAUDITED)       2005        2004        2003        2002        2001
                                        -------------    --------    --------    --------    --------    --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...........................      $29.25         $26.05      $22.77      $17.34      $22.47      $30.84
                                          --------       --------    --------    --------    --------    --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..............       (0.01)         (0.22)      (0.19)      (0.18)      (0.16)      (0.05)
     Net Realized and Unrealized Gain
       (Loss) on Investments..........        1.77           3.42        3.47        5.61       (4.97)      (8.32)
                                          --------       --------    --------    --------    --------    --------
   Total from Investment Operations...        1.76           3.20        3.28        5.43       (5.13)      (8.37)
                                          --------       --------    --------    --------    --------    --------
   Paid-in Capital from Redemption
     Fees.............................        0.00(A)        0.00(A)       --          --          --          --
                                          --------       --------    --------    --------    --------    --------
   Net Increase (Decrease) in Net
     Asset Value......................        1.76           3.20        3.28        5.43       (5.13)      (8.37)
                                          --------       --------    --------    --------    --------    --------
   Net Asset Value -- End of Period...      $31.01         $29.25      $26.05      $22.77      $17.34      $22.47
                                          ========       ========    ========    ========    ========    ========
 TOTAL INVESTMENT RETURN..............        6.02%(B)      12.28%      14.40%      31.31%     (22.83)%    (27.14)%
 RATIOS TO AVERAGE NET ASSETS: (NOTE
   2)
   Expenses After Reimbursement.......        1.34%(C)       1.34%       1.34%       1.34%       1.34%       1.34%
   Expenses Before Reimbursement......        1.45%(C)       1.48%       1.45%       1.50%       1.49%       1.50%
   Net Investment Loss After
     Reimbursement....................       (0.08)%(C)     (0.77)%     (0.74)%     (0.91)%     (0.80)%     (0.19)%
   Net Investment Loss Before
     Reimbursement....................       (0.19)%(C)     (0.91)%     (0.85)%     (1.07)%     (0.95)%     (0.35)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate............          87%(C)        104%         96%        131%        170%        261%
   Net Assets at End of Period (in
     thousands).......................    $166,064       $147,668    $158,655    $176,079    $136,836    $165,561
   Number of Shares Outstanding at End
     of Period (in thousands).........       5,355          5,049       6,090       7,734       7,890       7,370
 ------------------------------------

  (A) Less than $0.01

  (B) Total returns for periods of less than one year are not annualized.

  (C) Annualized

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MID CAP GROWTH PORTFOLIO
                                                                           I CLASS
                                             --------------------------------------------------------------------
                                              FOR THE SIX
                                             MONTHS ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                             JUNE 30, 2006    ---------------------------------------------------
                                              (UNAUDITED)      2005       2004       2003       2002       2001
                                             -------------    -------    -------    -------    -------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................      $29.91        $26.55     $23.13     $17.56     $22.65     $30.95
                                                -------       -------    -------    -------    -------    -------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)..........        0.05         (0.11)     (0.07)     (0.10)     (0.09)      0.05
     Net Realized and Unrealized Gain
       (Loss) on Investments...............        1.81          3.47       3.49       5.67      (5.00)     (8.35)
                                                -------       -------    -------    -------    -------    -------
   Total from Investment Operations........        1.86          3.36       3.42       5.57      (5.09)     (8.30)
                                                -------       -------    -------    -------    -------    -------
   Paid-in Capital from Redemption Fees....        0.00(A)       0.00(A)      --         --         --         --
                                                -------       -------    -------    -------    -------    -------
   Net Increase (Decrease) in Net Asset
     Value.................................        1.86          3.36       3.42       5.57      (5.09)     (8.30)
                                                -------       -------    -------    -------    -------    -------
   Net Asset Value -- End of Period........      $31.77        $29.91     $26.55     $23.13     $17.56     $22.65
                                                =======       =======    =======    =======    =======    =======
 TOTAL INVESTMENT RETURN...................       16.50%(B)     12.66%     14.79%     31.72%    (22.47)%   (26.82)%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement............        0.99%(C)      0.99%      0.99%      0.99%      0.99%      0.99%
   Expenses Before Reimbursement...........        1.24%(C)      1.26%      1.19%      1.15%      1.14%      1.15%
   Net Investment Income (Loss) After
     Reimbursement.........................        0.04%(C)     (0.41)%    (0.38)%    (0.56)%    (0.46)%     0.16%
   Net Investment Loss Before
     Reimbursement.........................        0.29%(C)     (0.68)%    (0.58)%    (0.72)%    (0.61)%     0.00%*
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................          87%(C)       104%        96%       131%       170%       261%
   Net Assets at End of Period (in
     thousands)............................     $62,731       $55,895    $51,236    $19,681    $13,179    $14,160
   Number of Shares Outstanding at End of
     Period (in thousands).................       1,974         1,869      1,929        851        751        625
 -----------------------------------------

  (A) Less than $0.01

  (B) Total returns for periods of less than one year are not annualized.

  (C) Annualized

  * The net investment income ratio is less than 0.01%.

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    AGGRESSIVE MICRO CAP
                                                                          PORTFOLIO
                                              FOR THE SIX
                                             MONTHS ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                             JUNE 30, 2006    --------------------------------------------------
                                              (UNAUDITED)      2005       2004       2003       2002      2001
                                             -------------    -------    -------    -------    ------    -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................      $28.46        $27.49     $25.12     $17.86    $23.10     $27.03
                                                -------       -------    -------    -------    ------    -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...................       (0.16)        (0.32)     (0.13)     (0.23)    (0.28)     (0.18)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............        1.46          1.29       2.50       7.49     (4.96)     (3.75)
                                                -------       -------    -------    -------    ------    -------
   Total from Investment Operations........        1.30          0.97       2.37       7.26     (5.24)     (3.93)
                                                -------       -------    -------    -------    ------    -------
   Paid-in Capital from Redemption Fees....          --          0.00(A)      --         --        --         --
                                                -------       -------    -------    -------    ------    -------
   Net Increase (Decrease) in Net Asset
     Value.................................        1.30          0.97       2.37       7.26     (5.24)     (3.93)
                                                -------       -------    -------    -------    ------    -------
   Net Asset Value -- End of Period........      $29.76        $28.46     $27.49     $25.12    $17.86     $23.10
                                                =======       =======    =======    =======    ======    =======
 TOTAL INVESTMENT RETURN...................        4.57%(B)      3.53%      9.43%     40.65%   (22.68)%   (14.54)%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement............        1.49%(C)      1.49%      1.49%      1.49%     1.49%      1.49%
   Expenses Before Reimbursement...........        2.38%(C)      2.54%      2.73%      2.50%     2.23%      2.08%
   Net Investment Loss After
     Reimbursement.........................       (1.01)%(C)    (1.06)%    (0.74)%    (1.01)%   (1.20)%    (0.72)%
   Net Investment Loss Before
     Reimbursement.........................       (1.90)%(C)    (2.11)%    (1.98)%    (2.02)%   (1.94)%    (1.31)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................          90%(C)        96%       169%       224%      167%       203%
   Net Assets at End of Period (in
     thousands)............................     $22,902       $23,239    $28,618    $14,023    $9,481    $16,543
   Number of Shares Outstanding at End of
     Period (in thousands).................         770           817      1,041        558       531        716
 -----------------------------------------

  (A) Less than $0.01

  (B) Total returns for periods of less than one year are not annualized.

  (C) Annualized

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     FUNDAMENTAL 'A'
                                                                        PORTFOLIO
                                                                FOR THE SIX      FOR THE
                                                               MONTHS ENDED    PERIOD ENDED
                                                               JUNE 30, 2006   DECEMBER 31,
                                                                (UNAUDITED)       2005*
                                                               -------------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period....................      $11.85         $10.00
                                                                  -------         ------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)............................       (0.01)          0.01
     Net Realized and Unrealized Gain (Loss) on
       Investments...........................................        1.33           1.83
                                                                  -------         ------
   Total from Investment Operations..........................        1.32           1.84
                                                                  -------         ------
   Distributions to Shareholders:
     From Net Investment Income..............................          --          (0.01)
                                                                  -------         ------
   Paid-in Capital from Redemption Fees......................        0.04           0.02
                                                                  -------         ------
   Net Increase in Net Asset Value...........................        1.36           1.85
                                                                  -------         ------
   Net Asset Value -- End of Period..........................      $13.21         $11.85
                                                                  =======         ======
 TOTAL INVESTMENT RETURN.....................................       11.48%(A)      18.65%(A)
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement..............................        1.48%(B)       1.48%(B)
   Expenses Before Reimbursement.............................        2.81%(B)      17.66%(B)
   Net Investment Income (Loss) After Reimbursement..........       (0.37)%(B)      0.42%(B)
   Net Investment Loss Before Reimbursement..................       (1.70)%(B)    (15.76)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...................................         245%(B)        219%(B)
   Net Assets at End of Period (in thousands)................     $26,396         $2,276
   Number of Shares Outstanding at End of Period (in
     thousands)..............................................       1,999            192
 ------------------------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.

  (B) Annualized

  * From Commencement of Operations May 2, 2005

                       See Notes to Financial Statements.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company that offers its shares in a series of no-load diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment objectives and policies: the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio, each a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates. Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

     The following is a summary of significant accounting policies that the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes that may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental 'A' Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     The Adviser has agreed to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class, which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio totaling $172,594, $110,445 and $93,785, respectively, for the six months ended June 30, 2006.

CONSIDERATIONS IN APPROVING THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

     At a meeting held on November 16, 2005, the Board of Trustees (the "Board") of the The Navellier Performance Funds (the "Fund"), approved for the coming year, investment advisory agreements between the Fund and its various portfolios and Navellier and Associates, Inc. ("Investment Adviser") which would continue on the same terms and conditions as the Investment Advisory Agreements which were expiring between the portfolios and Navellier Management Inc. with respect to the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Micro Cap Portfolio and the Navellier Fundamental 'A' Portfolio. (each a "Portfolio").

     In approving the continuation of the Advisory Agreement with respect to each Portfolio, the Investment Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entry into and continuance of the Advisory Agreement is in the interests of each of the Portfolios and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information; (3) the Investment Adviser's revenues and costs of providing services to the Funds; and (4) information about the Investment Adviser's personnel.

     In approving the Portfolios' Advisory Agreement, the Board considered the following: (1) the nature, extent and quality of services provided to the Portfolios including the personnel providing services; (2) the Investment Adviser's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; (5) the Investment Adviser's past and future willingness and agreement to waive reimbursement and cap expenses (6) the investors' choice and desire for the Investment Adviser's particular investment expertise and investment style and (7) the terms of the Advisory Agreement. The Board's analysis of these factors is described in detail below.

     NATURE, EXTENT AND QUALITY OF INVESTMENT ADVISER SERVICES. The Board considered the level and depth of knowledge of the Investment Adviser, including the professional experience and qualifications of personnel. In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Investment Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Investment Adviser's compliance policies and procedures. The quality of administrative and other services, including the Investment Adviser's role in coordinating the activities of the Portfolios' other service providers, was also considered. The Board also considered the Investment Adviser's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be continued to be provided to each of the Portfolios under the Advisory Agreement.

     INVESTMENT ADVISER'S COMPENSATION AND PROFITABILITY. The Board reviewed and discussed financial information provided by the Investment Adviser. The Board reviewed and considered the Investment Adviser's predecessor's profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act of 1940 and the advisory agreement. The Board noted that the Investment Adviser has agreed to waive advisory fees and reimburse expenses for the Portfolios indicated below, as had its predecessor. The Trustees also considered that the Portfolios' distributor, an affiliate of the Investment Adviser, received Rule 12b-1 distribution fees from the Portfolios. The Trustees also noted that the Investment Adviser derives reputational and other benefits from its association with the Portfolios.

     The Trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and the entrepreneurial risk that it assumes as Investment Adviser. Based upon their review, the Trustees concluded that the Investment Adviser's level of profitability, if any, from its relationship with each Portfolio was reasonable and not excessive.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     EXPENSES AND PERFORMANCE. The Board compared the advisory fees and total expense ratios for the Portfolios with various comparative data, including the industry median and average advisory fees and expense ratios in each Portfolio's respective peer group. The Board also considered the Portfolios' performance results during the three-months, nine-months, 12-months, 3-years annualized and 5-years annualized ended September 30, 2005 and noted that the Board reviews on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also considered the effect of each Portfolio's growth and size on its performance and expenses. The Board further noted that the Investment Adviser's predecessor which consisted of the same personnel has waived advisory fees and/or reimbursed expenses for the Portfolios noted below as necessary to reduce their operating expenses to targeted levels. In reviewing the expense ratios and performance of the Portfolios, the Board also took into account the nature, extent and quality of the services provided by the Investment Adviser, its predecessor and affiliates.

     The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Portfolio:

     Navellier Mid Cap Growth Portfolio. The Portfolio's advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio's performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the performance to be acceptable. The Board took into account management's discussion of the quality of the Investment Adviser's predecessor's performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

     Navellier Aggressive Micro Cap Portfolio. The Fund's advisory fee and total expense ratio were generally in line with those of its peer group. The Portfolio's performance by the Adviser's predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short term and longer term performance to be below that of its peers. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's personnel (which are the same as its predecessor's) and performance, including its plans to improve performance. Based upon their review, the Trustees concluded that the Portfolio's performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board also noted the Fund's current asset levels and the fact that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

     Navellier Fundamental 'A' Portfolio. The Portfolio's advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio's performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the performance to be very good compared to that of its peers. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's predecessor's performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

     ECONOMIES OF SCALE. The Board considered the effect of each Portfolio's current size and potential growth on its performance and fees. The Board discussed the current level of asset growth of each Portfolio and acknowledged the willingness of the Investment Adviser to continue to reimburse the Portfolios until a certain expense ratio is reached. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

     CONCLUSION. In considering entering into these Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Investment Adviser, among others: (a) the Investment Adviser has demonstrated that it possesses the capability and resources to

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

perform the duties required of it under the Advisory Agreement; (b) the Investment Adviser maintains an appropriate compliance program; (c) the performance of each Portfolio by the same personnel is reasonable or satisfactory in relation to the performance of portfolios with similar investment objectives and to relevant indices, or as discussed above, is being addressed; and (d) each Portfolio's advisory expenses are reasonable in relation to those of similar portfolios and to the services to be provided by the Investment Adviser. After full consideration of the above factors, the Trustees, including all of the Independent Trustees, concluded that the current Advisory Agreement for each Portfolio was in the best interest of the Fund and its shareholders.

3. Distribution Plan

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental 'A' Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

     For the six months ended June 30, 2006, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                     MID CAP       AGGRESSIVE
                                      GROWTH        MICRO CAP      FUNDAMENTAL
                                    PORTFOLIO       PORTFOLIO     'A' PORTFOLIO
                                   ------------    -----------    -------------
Purchases........................  $111,223,841    $10,852,776     $40,544,068
Sales............................  $ 97,849,250    $12,264,819     $16,470,435

5. Federal Income Taxes

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The Funds paid no distributions for the year ended December 31, 2005, except for the Fundamental 'A' Portfolio, which paid $2,791 of taxable income to shareholders during the period ended December 31, 2005.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item for the year ended December 31, 2005:

                                   MID CAP        AGGRESSIVE
                                    GROWTH        MICRO CAP      FUNDAMENTAL 'A'
                                 ------------    ------------    ---------------
Gross Unrealized
  Appreciation.................  $ 47,340,183    $  5,980,509      $  216,757
Gross Unrealized
  Depreciation.................    (1,622,977)       (733,373)        (48,301)
                                 ------------    ------------      ----------
Net Unrealized Appreciation....    45,717,206       5,247,136         168,456
Capital Loss Carryforward......   (48,427,953)    (26,368,882)        (21,720)
Post-October Losses............      (382,547)             --         (58,486)
                                 ------------    ------------      ----------
Total Accumulated Earnings
  (Deficit)....................  $ (3,093,294)   $(21,121,746)     $   88,250
                                 ============    ============      ==========
Federal Income Tax Cost*.......  $158,552,589    $ 17,986,582      $2,115,034
                                 ============    ============      ==========

     As of June 30, 2006, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                GROSS       NET UNREALIZED
                                           FEDERAL TAX    GROSS UNREALIZED    UNREALIZED     APPRECIATION
                                              COST*         APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                           ------------   ----------------   ------------   --------------
Mid Cap Growth Portfolio.................  $183,175,434     $51,434,266      $(5,876,759)    $45,557,507
Aggressive Micro Cap Portfolio...........  $ 17,347,861     $ 6,313,283      $  (672,854)    $ 5,640,429
Fundamental 'A' Portfolio................  $ 26,047,676     $ 1,087,090      $(1,329,940)    $  (242,850)

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

     During the year ended December 31, 2005, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio utilized $28,138,814 and $1,236,709, respectively, of capital loss carryforwards. The remaining capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of December 31, 2005, the Funds have the following capital loss carryforwards:

                                                                      EXPIRATION
                                                         AMOUNT          DATE
                                                       -----------    ----------
Mid Cap Growth.......................................  $18,927,235       2009
                                                       $29,500,718       2010
Aggressive Micro Cap*................................  $11,437,798       2008
                                                       $11,625,060       2009
                                                       $ 3,306,024       2011
Fundamental 'A'......................................  $    21,720       2013

* A portion of these capital losses may be limited under tax regulations.

     Reclassification of capital accounts -- As of December 31, 2005, the Funds made reclassifications of net investment loss on the Statements of Assets and Liabilities as follows:

                                          UNDISTRIBUTED
                                               NET
                                           INVESTMENT      CAPITAL      PAID-IN
                                             INCOME         GAINS       CAPITAL
                                          -------------    -------    ------------
Mid Cap Growth..........................   $1,325,668       $  --     $(1,325,668)
Aggressive Micro Cap....................   $  260,457       $  --     $  (260,457)

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     The above reclassifications have no effect on the Funds' net assets or net asset value per share and are designed to present the Funds components of capital on a tax basis.

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company, which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At June 30, 2006, the Funds had no outstanding borrowings.

7. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

OTHER ITEMS (UNAUDITED)

PROXY VOTING GUIDELINES

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

     The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                     NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES

      As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                NET EXPENSE                                      EXPENSES PAID
                                                   RATIO          BEGINNING         ENDING       DURING THE SIX
                                                ANNUALIZED      ACCOUNT VALUE    ACCOUNT VALUE    MONTHS ENDED
                                               JUNE 30, 2006   JANUARY 1, 2006   JUNE 30, 2006   JUNE 30, 2006*
                                               -------------   ---------------   -------------   --------------
MID CAP GROWTH PORTFOLIO
      Regular Class Actual...................      1.34%          $1,000.00        $1,060.20         $6.84
      Regular Class Hypothetical.............      1.34%          $1,000.00        $1,018.15         $6.71
      I Class Actual.........................      0.99%          $1,000.00        $1,062.20         $5.06
      I Class Hypothetical...................      0.99%          $1,000.00        $1,019.89         $4.96
AGGRESSIVE MICRO CAP PORTFOLIO
      Actual.................................      1.49%          $1,000.00        $1,045.70         $7.56
      Hypothetical...........................      1.49%          $1,000.00        $1,017.41         $7.45
FUNDAMENTAL 'A' PORTFOLIO
      Actual.................................      1.48%          $1,000.00        $1,114.80         $7.76
      Hypothetical...........................      1.48%          $1,000.00        $1,017.46         $7.40
---------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

TRANSFER AGENT                                    CUSTODIAN    NAVELLIER OFFICES
Integrated Investment Services, Inc.          Cardinal Bank    c/o Navellier Securities Corp.
                       P.O. Box 5354  8270 Greensboro Drive    One East Liberty, Third Floor
         Cincinnati, Ohio 45201-5354              4th Floor    Reno, Nevada 89501
                                           McLean, VA 22102
                 800-622-1386 E.S.T.                           800-887-8671 P.S.T.

Item 2.   Codes of Ethics

      (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year. There was an amendment to the definition of reportable funds to include ETFs in the Code of Ethics for Navellier & Associates, Inc. Also, a waiver was given regarding pre-clearance forms to one of Navellier & Associates, Inc.'s portfolio managers for two of his accounts traded as separately managed accounts. This waiver stipulates that the portfolio manager may not personally enter the trades in his accounts, and the securities are traded in a last in, last out fashion so not to gain advantage over our clients.

      (e) N/A. See subparagraphs (c) and (d) above.

      (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3.   Audit Committee Financial Expert

      (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

      (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4.   Principal Accountant Fees and Services

      (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2004 were $24,000. The aggregate fees for audit services for fiscal 2005 were $40,500.

      (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2004 or for 2005.

      (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2004 were $5,000 and for 2005 were $5,000.

      (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2004 or 2005.

      (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $32,750 for 2004
           $ 9,000 for 2005

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.

Item 6.    Reserved (See Item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio Management of Closed - End Management Investment Companies

        N/A

Item 9. Purchases of Equity Securities By Closed - End Management Investment Company and Affiliated Purchases

        N/A

Item 10.   Submission of Matters to a Vote of Security Holders

      There were no changes to Procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 5, 2006            By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 5, 2006            By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 5, 2006            By  /s/ Louis G. Navellier
                                        --------------------------------------
                                        Louis G. Navellier
                                        Principal Financial Officer